Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
(18)	Segment Reporting

The Company’s reportable segment is determined by the Chief Executive Officer, who is designated the chief operating decision maker (CODM), based upon information provided about the Company’s products and services offered, primarily banking operations. Consolidated net income of the Company is the primary performance metric utilized by the CODM.  The chief operating decision maker will evaluate the financial performance of the Company’s business components such as by evaluating revenue streams, significant expenses, and budget to actual results in assessing the Company’s segment and in the determination of allocating resources.  All expenses associated with the Company’s banking operations are considered to be significant. Given the Company’s single reportable operating segment, assets associated with the Company’s banking operations are reflected on the Company’s consolidated statements of condition as “total assets” and the amounts of significant segment expenses are disclosed in the Company’s consolidated statements of income. The accounting policies for the Company’s banking operations are the same as the Company’s accounting policies disclosed herein.

While the Company has assigned certain management responsibilities by region and business line, the Company’s chief decision-maker monitors and evaluates financial performance on a Company-wide basis. The majority of the Company’s revenue is from the business of banking and the Company’s assigned regions have similar economic characteristics, products, services and customers. Accordingly, all of the Company’s operations are considered by management to be aggregated in one reportable operating segment. All operations are domestic.